COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leases Agreements	Future minimum lease payments under non-cancelable operating leases agreements are as follows:
Years ending December 31	RMB

2013	7,987
2014	3,562
2015	1,608
2016	1,540
2017 and thereafter	1,279

15,976